Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,041,008	$ 152,718	$ 158,170
Prepaid expenses and other receivables	15,541	1,873
Total current assets	1,560,293	349,607
Total assets	1,901,326	452,299
Current liabilities
Accrued expenses and other payables	113,688	31,145
Dividend payable	11,143	5,128
Total current liabilities	679,610	87,199
Total liabilities	781,201	100,104
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2019 - 14,630,813)	15	15
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,294,743 (2019 – 98,903,243)	99	99
Additional paid-in capital	538,924	207,962
Accumulated other comprehensive income (loss)	19,925	(4,321)
Retained earnings	144,241	56,731
Total shareholders' equity	746,472	294,019
Total liabilities and equity	1,901,326	452,299
Parent Company
Current assets
Cash and cash equivalents	56,666	70,201	$ 85,049	$ 2,140
Prepaid expenses and other receivables	2,461	1,166
Amount due from subsidiaries	93,665	86,006
Dividend receivables	3,195	3,195
Total current assets	155,987	160,568
Investment in subsidiaries	609,057	149,087
Total assets	765,044	309,655
Current liabilities
Accrued expenses and other payables	4,236	1,544
Amount due to subsidiaries	3,193	8,964
Dividend payable	11,143	5,128
Total current liabilities	18,572	15,636
Total liabilities	18,572	15,636
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2019 - 14,630,813)	15	15
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,294,743 (2019 – 98,903,243)	99	99
Additional paid-in capital	531,815	207,962
Accumulated other comprehensive income (loss)	19,925	(4,321)
Retained earnings	194,618	90,264
Total shareholders' equity	746,472	294,019
Total liabilities and equity	$ 765,044	$ 309,655